EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 5 – Earnings (loss) per share:

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to Teva by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the six months ended June 30, 2014 and 2013, and the three months ended June 30, 2014, basic earnings per share was adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested restricted stock units (“RSUs”) granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding interest expense on the debentures and amortization of issuance costs, net of tax benefits to net income, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures to the weighted average number of ordinary shares outstanding during the period.

In computing the loss per share for the three months ended June 30, 2013, no adjustment was made to take into account any possible dilution to the basic loss per share in light of the loss.